<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 7th day of February, 2005.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 195
FORM 13F INFORMATION TABLE VALUE TOTAL: $604,063,210

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title
of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alltell Corp.   (AT)
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
H01301102
20039103
02209S103
24937104
25816109
26874107
31162100
35229103
37411105
37604105
53015103
53611109
60505104

$12,665,333
$1,329,059
$1,721,859
$217,620
$308,079
$2,045,017
$364,349
$258,738
$3,825,015
$8,767,958
$2,793,194
$265,493
$504,438
$8,121,150
$9,173,791
$24,622,478


154,324
28,490
85,325
2,700
5,243
33,470
10,925
4,590
58,246
136,679
55,060
5,250
6,250
183,115
152,973
523,994

154,324
28,490
85,325
2,700
5,243
33,470
10,925
4,590
58,246
136,679
55,060
5,250
6,250
183,115
152,973
523,994



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alltell Corp.   (AT)
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

154,324
28,490
85,325
2,700
5,243
33,470
10,925
4,590
58,246
136,679
55,060
5,250
6,250
183,115
152,973
523,994

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

06423T102
62401104
06652V109
54937107
84670207
84670108
88606108
5564T103
55622104
122014103
13126N101
136385101
139793103
14040H105
14149Y108
156880106
166764100


  $1,170,068
     $680,298
     $245,309
  $4,445,484
$14,635,960
  $2,461,200
     $266,622
     $425,443
  $1,367,845
     $382,800
  $2,045,800
     $453,362
  $2,409,548
$17,146,858
     $335,060
  $1,566,873
     $700,798


80,032
32,550
7,865
105,719
4,985
28
11,100
26,425
23,422
8,800
132,500
10,600
131,239
203,620
5,762
44,100
13,346


80,032
32,550
7,865
105,719
4,985
28
11,100
26,425
23,422
8,800
132,500
10,600
131,239
203,620
5,762
44,100
13,346










Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


80,032
32,550
7,865
105,719
4,985
28
11,100
26,425
23,422
8,800
132,500
10,600
131,239
203,620
5,762
44,100
13,346


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coinmach Service Corp - IDS
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Countrywide Financial
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


170388102
172062101
172474108
17275R102
172967101
191216100
191891100
194162103
19419B100
197199813
203372107
20343F190
20825C104
222372104
225744101
126426402
126650100


  $2,759,400
     $639,601
     $796,174
  $6,268,741
$11,512,842
  $1,253,969
  $1,088,000
     $205,500
  $4,190,305
     $403,700
     $569,835
  $1,491,285
     $546,727
  $1,864,157
     $567,275
     $186,468
     $450,700


60,000
14,451
19,125
324,469
238,955
30,115
32,000
15,000
81,906
55,000
30,150
81,491
6,297
50,369
36,860
15,160
10,000


60,000
14,451
19,125
324,469
238,955
30,115
32,000
15,000
81,906
55,000
30,150
81,491
6,297
50,369
36,860
15,160
10,000









Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coinmach Service Corp - IDS
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Countrywide Financial
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


60,000
14,451
19,125
324,469
238,955
30,115
32,000
15,000
81,906
55,000
30,150
81,491
6,297
50,369
36,860
15,160
10,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
DirecTV Group, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


23331A109
24702R101
249030107
25179M103
254394109
25459L106
254687106
264399106
263534109
267906105
278058102
268648102
291011104
293792107
30064 109
302290101
302526108

$11,208,364
  $3,372,127
     $337,200
  $5,379,912
  $8,550,830
  $1,005,639
     $917,613
     $942,714
     $216,212
  $2,298,258
     $336,329
     $185,860
     $482,568
     $384,280
     $731,600
  $3,057,454
     $207,480


278,054
80,022
6,000
138,230
1,272,445
60,074
33,008
37,217
4,408
795,245
4,648
12,499
6,884
14,860
40,000
59,646
9,100


278,054
80,022
6,000
138,230
1,272,445
60,074
33,008
37,217
4,408
795,245
4,648
12,499
6,884
14,860
40,000
59,646
9,100










D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
DirecTV Group, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


278,054
80,022
6,000
138,230
1,272,445
60,074
33,008
37,217
4,408
795,245
4,648
12,499
6,884
14,860
40,000
59,646
9,100


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


306137100
31428X106
319963104
32054K103
33645S100
358743102
302695101
36466R101
369550108
369604103
Y2692M103
375766102
M52020100
37733W105
381317106
384802104
401698105



$11,044,928
     $295,470
     $786,990
     $733,140
     $459,799
                $0
  $6,984,850
     $892,164
     $245,810
$19,961,302
  $2,220,022
     $279,875
$11,496,084
     $304,291
     $346,777
     $426,368
     $838,163



1,154,120
3,000
18,500
18,000
15,993
25,000
598,018
39,900
2,350
546,885
55,570
6,250
319,602
6,421
5,646
6,400
11,625



1,154,120
3,000
18,500
18,000
15,993
25,000
598,018
39,900
2,350
546,885
55,570
6,250
319,602
6,421
5,646
6,400
11,625











Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


1,154,120
3,000
18,500
18,000
15,993
25,000
598,018
39,900
2,350
546,885
55,570
6,250
319,602
6,421
5,646
6,400
11,625

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Harley Davidson, Inc.
Helen of Troy Ltd.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


412822108
G4388N106
428236103
431284108
437076102
442120101
443510201
443683107
458140100
459200101
464287176
464287184
464287457
464287465
464287234
464286608
464286871



     $362,070
  $2,016,600
  $1,892,207
  $3,335,219
    $377,394
    $906,591
    $715,569
    $441,840
$11,066,188
  $1,596,405
    $211,620
    $221,880
    $215,633
 $1,602,500
    $878,048
    $254,100
    $124,527

5,960
60,000
90,234
120,405
8,830
16,100
13,682
12,000
473,116
16,194
2,000
4,000
2,648
10,000
4,350
3,500
10,300



5,960
60,000
90,234
120,405
8,830
16,100
13,682
12,000
473,116
16,194
2,000
4,000
2,648
10,000
4,350
3,500
10,300











Harley Davidson, Inc.
Helen of Troy Ltd.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,960
60,000
90,234
120,405
8,830
16,100
13,682
12,000
473,116
16,194
2,000
4,000
2,648
10,000
4,350
3,500
10,300

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Japan Index
Ishares MSCI PAC EX Japan
Ishares MSCI Singapore
Ishares S&P GLB ERG Sect
Ishares T DJ US UTL S FD
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Kimberly-Clark Corp
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286848
464286665
464286673
464287341
464287697
475070108
478160104
48666K109
487836108
494368103
502424104
524660107
52729N100
530718105
532457108
548661107
G6052F103



$1,384,656
   $378,714
     $76,002
   $724,185
    $219,840
  $1,351,791
$15,462,644
    $490,680
$6,144,323
   $256,659
$7,957,721
$2,157,638
$1,449,564
   $332,639
   $314,963
$19,266,017
 $1,692,547



126,800
4,200
10,600
9,900
3,200
26,016
243,813
4,700
137,580
3,900
108,653
75,893
427,600
30,295
5,550
334,538
79,425



126,800
4,200
10,600
9,900
3,200
26,016
243,813
4,700
137,580
3,900
108,653
75,893
427,600
30,295
5,550
334,538
79,425











Ishares MSCI Japan Index
Ishares MSCI PAC EX Japan
Ishares MSCI Singapore
Ishares S&P GLB ERG Sect
Ishares T DJ US UTL S FD
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Kimberly-Clark Corp
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


126,800
4,200
10,600
9,900
3,200
26,016
243,813
4,700
137,580
3,900
108,653
75,893
427,600
30,295
5,550
334,538
79,425

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.
Nabors Industries Ltd.
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen NC Div AD Muni Fund
Nuveen Quality Pfd Incm
Nuveen Real Estate Inc. Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


580135101
585055106
589331107
590188108
591520200
592688105
594918104
605109107
608190104
G6359F103
651229106
654902204
66987 E206
67010F103
67072D103
67071S101
67071B108

$500,724
$2,345,517
$3,491,593
$206,625
$231,300
$415,611
$17,938,875
$1,455,328
$10,572,681
$230,805
$239,021
$5,017,283
$7,203,238
$3,083,472
$195,098
$264,600
$366,238

15,618
47,222
108,637
3,457
18,000
8,100
671,365
249,200
115,865
4,500
9,881
320,184
929,450
139,650
13,050
18,900
17,650

15,618
47,222
108,637
3,457
18,000
8,100
671,365
249,200
115,865
4,500
9,881
320,184
929,450
139,650
13,050
18,900
17,650









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.
Nabors Industries Ltd.
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen NC Div AD Muni Fund
Nuveen Quality Pfd Incm
Nuveen Real Estate Inc. Fund



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,618
47,222
108,637
3,457
18,000
8,100
671,365
249,200
115,865
4,500
9,881
320,184
929,450
139,650
13,050
18,900
17,650

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Saks, Inc.
Sara Lee Corporation
Security Bank Corp.
Serono SA ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


678002106
680223104
70213F102
713448108
71646E 100
717081103
723787107
731068102
742718109
743263105
743859100
758940100
760759100
79377R109
803111103
814047106
81752M101

$625,860
$705,870
$1,407,949
$19,363,056
$1,132,859
$10,712,047
$1,008,248
$816,240
$9,236,709
$313,785
$1,303,246
$340,454
$402,480
$1,343,626
$445,431
$4,868,680
$6,228,773

7,357
27,900
120,854
370,940
21,100
398,365
28,725
12,000
167,696
6,936
35,833
9,566
12,000
92,600
18,452
121,717
381,665

7,357
27,900
120,854
370,940
21,100
398,365
28,725
12,000
167,696
6,936
35,833
9,566
12,000
92,600
18,452
121,717
381,665









Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Saks, Inc.
Sara Lee Corporation
Security Bank Corp.
Serono SA ADR



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,357
27,900
120,854
370,940
21,100
398,365
28,725
12,000
167,696
6,936
35,833
9,566
12,000
92,600
18,452
121,717
381,665

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









ServiceMaster Co.
Silicon Valley Bancshares, Inc. Cal
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Cap II PFD 7.9
Southern Community Financial
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


81760N109
827064106
82966U103
835495102
835699307
842633208
842632101
848420105
792860108
855244109
858912108
867914103
871829107
87612E106
872275102
882508104
883623209

$4,965,889
$224,100
$83,820
$4,101,277
$6,426,062
$163,500
$2,768,920
$97,524
$262,567
$1,122,480
$459,500
$3,034,769
$19,807,673
$655,772
$648,842
$317,598
$1,797,346

360,108
5,000
11,000
138,323
164,940
15,000
272,800
11,610
7,083
18,000
10,000
41,077
518,933
12,628
20,188
12,900
283,493

360,108
5,000
11,000
138,323
164,940
15,000
272,800
11,610
7,083
18,000
10,000
41,077
518,933
12,628
20,188
12,900
283,493









ServiceMaster Co.
Silicon Valley Bancshares, Inc. Cal
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Cap II PFD 7.9
Southern Community Financial
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


360,108
5,000
11,000
138,323
164,940
15,000
272,800
11,610
7,083
18,000
10,000
41,077
518,933
12,628
20,188
12,900
283,493

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Tristone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

887315109
892331307
895925105
896047107
89676R106
903914109
904708104
911312106
91529Y106
902973304
92343V104
918204108
92552Q101
929903102
931422109
931142103
938824109

$4,978,364
$6,331,416
$25,558,425
$13,522,109
$421,300
$885,592
$625,158
$273,472
$179,400
$2,599,998
$289,647
$1,608,401
$1,764
$8,072,263
$12,527,511
$10,256,331
$241,237

255,957
77,335
422,593
320,885
38,300
18,400
22,106
3,200
10,000
83,014
7,150
29,043
36,000
153,465
326,492
194,175
9,520

255,957
77,335
422,593
320,885
38,300
18,400
22,106
3,200
10,000
83,014
7,150
29,043
36,000
153,465
326,492
194,175
9,520





















Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Tristone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

255,957
77,335
422,593
320,885
38,300
18,400
22,106
3,200
10,000
83,014
7,150
29,043
36,000
153,465
326,492
194,175
9,520

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Washington Mutual, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wheaton River Min. Ltd.
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A


common
common
common
common
common
common
common
common
common

939322103
94973V107
949746101
962902102
966837106
983024100
98385X106
988498101
989207105

$264,250
$3,092,350
$898,627
$173,758
$200,235
$1,338,731
$1,769,106
$349,604
$1,326,182

6,250
26,890
14,459
53,300
2,100
31,433
50,003
7,410
23,564

6,250
26,890
14,459
53,300
2,100
31,433
50,003
7,410
23,564


Grand Total 12/31/04





604,063,210












Washington Mutual, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wheaton River Min. Ltd.
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A

0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0

6,250
26,890
14,459
53,300
2,100
31,433
50,003
7,410
23,564

0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0













